Consolidated Statements of Changes in Partners' Capital (USD $) In Thousands	Total	General Partner	Limited Partners Common	Limited Partners Preferred	Total	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2010	$ 239,760	$ 5,584	$ 262,918		$ 268,502	$ (28,742)
Distributions declared and paid (distributions per common and preferred unit) (Note 13)	(45,116)	(902)	(44,214)		(45,116)
Issuance of Partnership's units for business acquisition - of Crude (Note 3)	155,559	3,111	152,448		155,559
Issuance of Partnership units for business acquisition - of Patroklos Marine Corp. (Note 3)	58,525	1,470	57,055		58,525
Partnership's net income/ (loss)	87,120	1,742	85,378		87,120
Fair value of Crude's equity incentive plan attributable to pre-combination services (Note 3)	1,505		1,505		1,505
Equity compensation expense (Note 14)	2,455		2,455		2,455
Other comprehensive income (Note 8)	17,518					17,518
Balance at Dec. 31, 2011	517,326	11,005	517,545		528,550	(11,224)
Distributions declared and paid (distributions per common and preferred unit) (Note 13)	(73,316)	(1,316)	(64,516)	(7,484)	(73,316)
Partnership's net income/ (loss)	(21,189)	(640)	(31,358)	10,809	(21,189)
Issuance of units (Note 13)	136,419			136,419	136,419
Equity compensation expense (Note 14)	3,826		3,826		3,826
Other comprehensive income (Note 8)	10,762					10,762
Balance at Dec. 31, 2012	573,828	9,049	425,497	139,744	574,290	(462)
Distributions declared and paid (distributions per common and preferred unit) (Note 13)	(88,241)	(1,397)	(68,759)	(18,085)	(88,241)
Partnership's net income/ (loss)	99,481	1,598	79,078	18,805	99,481
Issuance of units (Note 13)	192,368		119,811	72,557	192,368
Equity compensation expense (Note 14)	3,528		3,528		3,528
Other comprehensive income (Note 8)	462					462
Balance at Dec. 31, 2013	$ 781,426	$ 9,250	$ 559,155	$ 213,021	$ 781,426	$ 0